Principal Financial Group                Principal Life Insurance Company
                                         Princor Financial Services Corporation



Ms. Rebecca Marquigny
February 4, 2008
Page 19

February 4, 2008

Rebecca A. Marquigny
Securities and Exchange Commission
Division of Insurance Products
450 Fifth Street, NW
Room 5206
Washington D.C. 20549

Re: Principal Life Insurance Company Variable Life Separate Account Registration Statement on Form N-6 filed October 24, 2007
       File Nos. 333- 146896 & 811-05118
       Response to Comments; Pre-Effective Amendment No. 1 on Form N-6

Dear Ms. Marquigny:

Registrant is in receipt of your letter of December 19, 2007, providing comments to its registration statement on Form N-6 as filed on October 24, 2007 (the "Registration Statement"). Registrant has reviewed your comments and the purpose of this letter is to provide its responses to your comments. In order to facilitate your review of Registrant's responses and the corresponding revisions to the Registration Statement, we have set forth below each of your comments (in italics) in numerical order immediately followed by Registrant's response. In addition, Registrant is enclosing a redlined Pre-Effective Amendment No. 1 to Form N-6 (the "Pre-Effective Amendment"), which tracks all of the revisions made pursuant to your comments as well as additional changes, which Registrant identifies and explains at the conclusion of the comments and responses.



COMMENT 1. Cover Page: Please indicate whether this is an individual or group contract or both.

RESPONSE:         Registrant has revised the first sentence on the cover page to indicate that the policy offered is an individual flexible premium variable life insurance policy.

COMMENT 2. Adverse Tax Consequences (p. 5): In the Adverse Tax Consequences section, please indicate that for modified endowment contracts, distributions and loans may be taxable as ordinary income and not a return of investment. Also, please state that estate tax may apply to payment of death benefit proceeds.

RESPONSE:         Registrant has revised the Adverse Tax Consequences section to indicate that for modified endowment contracts, distributions and loans may be taxable as ordinary income and not a return of investment.

                  Registrant respectfully declines to add a statement that estate tax may apply to payment of death benefit proceeds. In Registrant's view, including such disclosure in the Summary would be misleading because beneficiaries (in their capacity of beneficiaries under the Policy) do not have liability for estate taxes attributable to the insured's or owner's estate. Rather, in certain instances, the beneficiary may owe inheritance tax on payment of death proceeds. In addition, in Registrant's view, such disclosure would unintentionally elevate the risk of a tax consequence that may not apply in all circumstances Registrant currently discloses possible estate tax consequences in "TAX ISSUES RELATED TO THE POLICY," under the sub-heading "Other Tax Issues". In order to clarify that additional tax consequences may apply, we have included the following disclosure in the "Adverse Tax Consequences" section:

                  There are other tax issues to consider when you own a life insurance policy. These are described in more detail in "TAX ISSUES RELATED TO THE POLICY".

COMMENT 3. Fee Tables - Generally (pp. 6-11): Please separate the three required fee tables introducing each with the preamble language appropriate to that table per the example offered in Item 3 of Form N-6. In presenting charges that decline over time, please include only the maximum value in the table; variations for other years may be indicated in footnotes. See General Instruction l(f) to Item 3. The charts also should provide different descriptions of the representative insured corresponding to the different characteristics upon which the charges vary. Each description should reflect only the characteristics that affect the amount of that charge. For example, if the charge for Rider A varies based on issue age, gender and face amount, "non tobacco" should not be included in the description of the Rider A representative insured.

RESPONSE:         Registrant has revised the fee tables as requested so as to separate the three tables; introduce each table with the appropriate preamble language per the example offered in Item
                  3 of Form N-6; include only the maximum charge in the table with variations for other years indicated in footnotes when presenting charges that decline over time; and revise descriptions of the representative insured so that the description reflects only the characteristics that affect the amount of that charge.

COMMENT 4. Transaction Fee Table: Sales Charge for Surrender Charge Adjustment Rider (p. 6): Per General Instruction 1(f) of Item 3, you may include information regarding charges in other years in a footnote to the table. However, variations in the charges for other years can only be presented in footnotes and should not be presented in the table itself, please revise accordingly. Note that this applies to multiple charges (e.g. Asset Based Charge, Monthly Administration Charge, Net Policy Loan Charge, and Accelerated Benefits Rider). See also Comment 5(a) below.

RESPONSE:         Registrant has revised the fee tables as requested so that details on how charges vary in other years are now found in footnotes to the table.

COMMENT 5. Periodic Charge Table (pp. 7-8)

     a. Sales Charge for Surrender Charge Adjustment Rider (p. 6): Please present the additional sales charge for a contract with the Surrender Charge Adjustment Rider (0.25% of premium paid) as a separate transaction fee with its own line item. Per Item 3 General Instruction 1 (f), you may include a footnote saying the charge is only assessed on premiums received the first policy year.

RESPONSE:         Registrant has revised the fee tables as requested so that the sales charge for a contract with the Surrender Charge
                  Adjustment Rider is a separate line item and a corresponding footnote.

     b. Asset Based Charm (p. 7): If the Asset Based Charge is intended to cover Registrant's mortality and expense risk, please call it a mortality and expense charge. If a different charge serves this purpose, please rename both charges so the purpose of each charge is clear from its name.

RESPONSE:         The Asset Based Charge is not intended to cover Registrant's mortality risk. Registrant's Cost of Insurance charge is intended to cover mortality risk. Other expenses are covered by the Asset Based Charge (distribution and administration expenses), Monthly Administration Charge (costs of maintaining a Policy, i.e. accounting and record keeping costs), and Monthly Policy Issue Charge (expenses associated with issue and underwriting). Registrant believes the current name of each charge is descriptive of its purpose, which is disclosed in "CHARGES AND DEDUCTIONS - Monthly Policy Charge", and therefore has not made any changes to the names of charges.

     c. Net Policy Loan Charge#(p . 7): Please consider inserting the word "net" between "loan" and "balance" in the Amount Deducted column and moving the parenthetical information to a footnote.

RESPONSE:         Registrant has removed the incorrect reference to "loan
                  balance", and the fee table now correctly states the charge applies to "loan indebtedness". "Loan indebtedness" is defined in "GLOSSARY". Registrant has also moved the parenthetical information to a footnote.

     d. Accidental Death Benefit Rider (p. 8): Please include a footnote cross-referencing the portion of the prospectus describing how the rider benefit amount is determined.

RESPONSE:         Registrant has revised the fee tables as requested to include a footnote cross-referencing the portion of the prospectus describing how the rider benefit amount is determined.

     e. Accelerated Benefits Rider (p. 8): The fee table charge (page 8) and the narrative description of that charge (page 22) do not appear consistent. Please reconcile or clarify.

RESPONSE:         Registrant has revised the fee table to reconcile listed
                  charge with the narrative description of the charge. In addition, Registrant has revised the Transaction Fees table to include the administrative charge for the Accelerated Benefits
                  Rider and provided the maximum and current charge under the "Amount Deducted" column.

     f. Death Benefit Advance Rider (p. 8):

          (i). Administrative Charge: On page 23, you reserve the right to charge an administrative fee for each death benefit advance in addition to the maximum lien interest permitted by Law. Please include the maximum future administrative charge in the fee table under the "Amount Deducted" column.

RESPONSE:         Registrant has revised the Transaction Fees table to include the administrative charge for the Death Benefit Advance Rider and provided the maximum and current charge under the "Amount
                  Deducted" column.

          (ii). Lien Interest Charge: The fee table description of lien interest portion of the charge does not present the maximum guaranteed charge adequately. Neither the fee table footnote nor the narrative description on page 23 are to vague for a reader to determine the maximum charge or the maximum rate of the charge under the contract. See Rule 421. Please revise the disclosure to identify the maximum fee in terms of a fixed value or a value that varies according to a formula that is fixed at the time the contract is purchased. See General Instruction 1 (f) of Item 3.

RESPONSE:         Registrant has revised the fee table as requested so that the table now reflects the highest maximum rate of all states.
                  Registrant has added a footnote to the fee table to clarify that the maximum rate included in the table may not be representative of the charge that a particular owner will pay and that the maximum rate imposed will be set by the relevant jurisdiction.

          (iii). Related Footnote 6 (p. 9): Please revise this footnote in plain English. Rule 421. Please consider describing the practical effect of the maximum rate formula presented.

RESPONSE:         Registrant has deleted the footnote referenced in the comment as it is no longer necessary due to our revised disclosure of the lien interest charge per Comment 5(f)(ii).

     g. Life Paid-Up Rider (p. 8): The charge for this rider appears to be assessed only once. If correct, please move the presentation from the periodic fee table to the transaction fee table. If incorrect, please revise the page 23 disclosure which states, "[t]here is a one-time charge at the time the rider benefit begins." Also, the charge does not appear to vary based on personal characteristics. Either delete the references to charges applicable to a representative insured or identify the characteristics upon which the charge varies and describe how they affect its value.

RESPONSE:         Registrant has revised the Transaction Fees table to include the presentation of the Life Paid-Up Rider so as to reconcile the table with the narrative disclosure. Registrant has removed the references to a representative insured as the charge does not vary based the insured's characteristics and included disclosure how the charge does vary (variations are based on which IRS test of life insurance is used).

     h. Salary Increase Rider (pp. 8, 24): Please add a footnote to the fee table indicating where the rider benefit value is explained. In the narrative (page 24), add corresponding disclosure that identifies the factors that determine the benefit and, in turn, the rider charge.

RESPONSE:         Registrant has revised the fee tables as requested to include a footnote cross-referencing the portion of the prospectus describing how the rider benefit amount is determined.

COMMENT 6. Underlying Fund Fee Waivers (pp. 9-11):

     a. N-6 Portfolio Fee Table (p. 9): State the contractual waiver periods described in Footnote 7.

RESPONSE:         Registrant has removed disclosure regarding contractual
                  waivers as the maximum and minimum fees and expenses charged by any of the underlying mutual funds do not include any contractual waivers.

     b. Optional N-1A Portfolio Fee Table (pp9.-1 1): Note that contractual agreements may only be reflected in the fee table if the contract period will continue for at least a year from the date of the prospectus.

RESPONSE:         Registrant has removed the optional N-1A Portfolio Fee Table.
                  Registrant intends to update the prospectus in April (either as a pre-effective amendment or a 485(b) filing if registration is effective at that time), at which point we may include the optional N-1A Portfolio Fee Table in the prospectus or as an appendix to the prospectus. If the updated prospectus (or an appendix thereto) includes the optional N-1A
                  Portfolio Fee Table, contractual agreements reflected in the fee table will only include those contracts for which the contractual period continues for at least a year from the date of the prospectus.

COMMENT 7. Glossary (pp. 12-13):

     a. Additional Terms: Either in the Glossary or in the narrative, please add user-friendly definitions of the following terms as used on the pages indicated and refer to them as capitalized, defined terms throughout the prospectus and SAI: Transfer (p. 7); Loan Balance (p. 7); Planned Periodic Premium (p. 8); DCA Duration (p. 16); Business Case(s) (p. 22); Maturity Proceeds (p. 23); Planned Scheduled Premium (p, 24); "Becomes Disabled" (p.
     24); and Preferred Partial Surrender (p. 35).

RESPONSE:         With regard to the term "transfer", Registrant has not defined this term because "transfer" is a generic word and not a defined term under the approved policy forms filed with state insurance departments. Also, it is Registrant's business practice to avoid defining terms in the prospectus that are not defined in the Policy in order to provide consistency between the documents. However, Registrant has revised the fee table disclosure to clarify that the transfer fee referenced is in regard to unscheduled division transfers and added a footnote directing readers to the prospectus section where they may learn more about limitations on division transfers.

                  With regard to the term "loan balance", Registrant has revised the fee table disclosure and the fee table now correctly states the charge applies "loan indebtedness". "Loan indebtedness" is defined in the "GLOSSARY".

                  With regard to the terms "planned periodic premium" and "planned scheduled premium", Registrant has replaced planned scheduled premium with "planned periodic premium" on page 24 and in all instances where the term "planned scheduled premium" formerly appeared to provide consistency with the terms used under Registrant's approved policy forms filed with state insurance departments. Registrant has included a definition of planned periodic premium in the "GLOSSARY".

                  With regard to the term "DCA Duration", this term is currently defined in the "GLOSSARY" as "dollar cost averaging duration (DCA duration)". However, to provide greater clarity we have renamed the term in the definition to "DCA (dollar cost averaging) duration".

                  With regard to the term "business cases", Registrant has replaced this term with the phrase "business owned Policies". Registrant believes this new phrase clarifies the ownership limitations on the rider without necessitating a definition in the "GLOSSARY".

                  With regard to the term "maturity proceeds", Registrant has removed references to maturity proceeds from the disclosure of the Extended Coverage Rider as the term is not a defined term in state filed policy forms and is not necessary for investors to make an informed decision regarding this rider.

                  With regard to the term "becomes disabled", Registrant has not defined this term because is not a defined term under the approved rider forms filed with state insurance departments. As stated above, it is Registrant's business practice to avoid defining terms in the prospectus that are not defined in the Policy in order to provide consistency between the documents. However, Registrant has added the phrase "(as described in the rider)" to direct readers to the rider where they may learn about disabling conditions which trigger the rider's benefits.

                  With regard to the term "preferred partial surrender", Registrant has not defined this term because "preferred partial surrender" is not a defined term under the approved policy forms filed with state insurance departments. Registrant believes this phrase is clearly explained in the prospectus.

                  Registrant has given serious consideration to the capitalization of defined terms. We believe that the prospectus' readability is enhanced by not capitalizing terms each time they are used, and that such capitalization is visually distracting to the reader and may detract from the goals of plain english and document simplification.

     b. Death Benefit Guarantee Premium Requirement (p. 12); If correct, please clarify this is a hypothetical value against which a contract owner's cumulative premium payments minus withdrawals are compared to determine eligibility for death benefit guarantee protection. Also, either here or in the narrative description on page 26, clarify how the Monthly Death Benefit Guarantee Premium amount is calculated and how the two values differ.

RESPONSE:         Registrant has revised the definition of "death benefit
                  guarantee premium requirement" to state that the premium requirement is an amount required to be paid to maintain death benefit guarantee protection. Registrant has revised the disclosure in "PREMIUMS - Premiums Affecting Guarantee
                  Provisions, Death Benefit Guarantee" to clarify how the monthly death benefit premium is calculated and how that amount is used to determine if the death benefit premium requirement has been satisfied.

     c. Fixed Account, Fixed DCA Account, and Loan Account (p. 12): Please indicate whether any of these accounts are subsets of the General Account. Also describe the interest paid on each of these accounts and the Genera1 Account or indicate that no interest is paid.

RESPONSE:         Registrant has revised the definitions of "fixed account" and
                  "loan account" to indicate that these accounts are held in the General Account. Registrant has revised the definition of "fixed DCA account" to indicate that the account is a fixed account. Registrant has not added any disclosure to the definition of these terms regarding interest paid as the interest paid on each account is currently described in the sections of the prospectus describing these accounts. See prospectus sections titled "CORPORATE ORGANIZATION AND
                  ORGANIZATION - The Fixed Account and Fixed DCA Account" and
                  "LOANS - Loan Account".

     d. Target Premium (p. 13): Please clarify whether the Target Premium is an amount the Contract owner is required to pay or a benchmark value established for the purpose of determining the value of certain charges.

RESPONSE:         Registrant has revised the definition of target premium to clarify that target premium is a benchmark value used to determine the value of certain charges and is not required to be paid.

     e. Underlying Mutual Fund (p. 13): Please state that the underlying funds are not publicly available or explain to the Staff why this disclosure is not appropriate.

RESPONSE:         Registrant calls the Staff's attention to the section titled
                  "SUMMARY: BENEFITS AND RISKS - Policy Risks, Risks of Poor
                  Investment Performance", which previously included the disclosure that the underlying mutual funds are not publicly traded. However, based on the foregoing comment, Registrant has moved this disclosure to the prospectus section titled
                  "CORPORATE ORGANIZATION AND ORGANIZATION - The Funds".
                  Registrant respectfully submits that this section is the appropriate place for this disclosure rather than the GLOSSARY definition. By moving the disclosure to "CORPORATE
                  ORGANIZATION AND ORGANIZATION - The Funds", Registrant is able to maintain consistency with Registrant's definition of underlying mutual fund in approved policy forms filed with state insurance departments.

COMMENT 8. The Fixed Dollar Cost Averaging Account (p. 16): The first sentence of the second paragraph under this header is confusing. Please clarify the relationship between "the 21st day from the effective date" and "monthly date."

RESPONSE:         Registrant has revised this language as requested. --------

COMMENT 9. Transfer Fee (p. 17): Please indicate whether contract owners will be notified should you exercise your right to impose the transfer fee. In addition, please clarify whether the fee would be applied once for multiple transfers requested at the same time or separately to each individual transfer requested.

RESPONSE:         Registrant does not plan to provide contract owners with
                  advance notice should Registrant exercise its right to impose the transfer fee. The discretionary aspect of the charge is stated in the Transfer Fee disclosure section and Registrant respectfully submits that the current disclosure is sufficient to put Policy owners on notice that transfer fees may be charged in the future. Because Registrant does not currently impose the transfer fee, or have any immediate intent to impose the transfer fee, Registrant has not determined whether the fee would be applied once for multiple transfers requested at the same time or separately to each individual transfer requested. Any such determination will be made as part of the internal business decision to exercise Registrant's right to impose the transfer fee. However, Registrant confirms that should Registrant begin imposing the transfer fee, such fee will not be applied in an unfairly discriminatory manner.

COMMENT 10. Cost of insurance ("COI") Charge (p. 18): Please clarify that for policies that are not medically underwritten, healthy individuals pay higher COI charges because they bear a portion of the cost of insuring the less healthy individuals in the group.

RESPONSE:         Registrant has revised the disclosure as requested.
--------

COMMENT 11. The Contract (p. 19): Please delete the last sentence of this section which suggests that the prospectus is not complete.

RESPONSE:         Registrant has deleted the last sentence of this section as requested and has inserted new language to clarify that the Policy, as issued, may differ in some respects due to the insurance laws and regulations of the state where the Policy is issued.

COMMENT 12. Policy Limitations: Division Transfers (p. 20): Please revise the third sentence of the first paragraph under this heading. The current phrase, "determined as of the end of the valuation period," is ambiguous, (Emphasis added.) Specifically, clarify that transfers are valued based on the unit value next determined after the receipt of the transfer request. This comment also applies to similar statements under "Allocation of Premiums" (page 27) and "Surrenders" (page 34).

RESPONSE:         Registrant respectfully submits that above-cited disclosures are not ambiguous as "valuation period" is a defined term, included in the "GLOSSARY", and therefore, has not made any changes to its disclosures.

COMMENT 13. Optional Insurance Benefits - Generally (pp. 22-24): The description of each rider should state the rider's maximum charge and explain how it is calculated. lf the current charge is below the maximum, you may indicate it as well. Please be specific; this disclosure should be consistent with and expand upon the summary of maximum charges in the fee tables.

If two or more riders provide similar benefits, the disclosure should provide enough information for the reader to distinguish between (a) the benefits each provides; (b) the amount each will cost over time; (c) and how each may impact contract value, death benefits and any other relevant contract features. You may include examples illustrating these differences and comparing the effect of the riders on contract values.

RESPONSE:         Registrant respectfully submits that it has complied with the narrative disclosure requirements of Form N-6 regarding incidental insurance benefits and has provided sufficient disclosure of charges to allow investors to make an informed decision. Registrant has identified and described (as revised per comments 14 - 19 below) each rider available with the Policy and the benefits associated with each rider in accordance with Item 6(d) of Form N-6 and has stated (as revised per comments 14 - 19 below) whether a charge will be imposed for the benefits of each rider. Furthermore, Registrant believes making the revisions requested in Comment
                  13 would overly promote the importance of the optional insurance benefits to the Policy, such that this disclosure would then overwhelm and diminish the material disclosure of the Policy's features. As such, Registrant has not made the revisions requested by Comment 13.

                  However, as provided in response to Comment 5 above, Registrant has revised the "SUMMARY: FEE TABLES" to include clarifying disclosure of rider charges and included footnotes to explain variations in rider charges over time. In addition, Registrant has added a cross-reference to the introductory paragraph of the "Optional Insurance Benefits" section, directing readers to "SUMMARY: FEE TABLES" for maximum charges of optional insurance benefits.

COMMENT 14. Accelerated Benefits Rider (p. 22): Please clarify whether the advanced death benefit is paid to the contractowner or to the insured if they are not the same person. Also please revise the statement describing the rider charge. Specifically, delete the portion of the statement that says, "[t]here is no charge for this rider other than..." You may describe the rider fee as interest on the advanced amount and should identify the maximum rate of interest. In addition, please provide additional disclosure explaining how this rider differs from the Death Benefit Advance Rider and the circumstances in which each would be more advantageous than the other.

RESPONSE:         Registrant has clarified that the death benefit advance is paid to the Policy owner. Registrant has revised the statement describing the rider charge by deleting the language highlighted in the Staff's comment and describing the cost for the rider as the interest charged during the period the death benefit is advanced. Registrant has not identified the maximum rate as the rate is identified in the fee tables (per Comment
                  5(e)) and Registrant has included a cross-reference to the fee tables (per Comment 13). Revision has also been made to indicate these Death Benefit Advance and Accelerated Benefits
                  Rider are mutually exclusive.

COMMENT 15. Accidental Death Benefit Rider (p. 22): If the value of the rider benefit varies based on the investment experience of the underlying funds selected, please describe how the benefit is calculated. Please consider describing the individual characteristics upon which the benefit charge may vary.

RESPONSE:         Registrant has made the requested revision so as to clarify that this rider provides an additional fixed death benefit selected by the Policy owner. Registrant has included the charge for this rider in the fee tables and the individual characteristics upon which the charge may vary are included in the parenthetical describing the representative insured for this charge.

COMMENT 16. Death Benefit Advance Rider (p. 23): Please revise the description of this rider in the same manner as requested for the Accelerated Benefits Rider. In addition, if true, add parallel language indicating that benefit payments may be taxable. Finally, if you are reserving the right to charge an administrative fee, the maximum amount of that fee must be included in the fee table.

RESPONSE:         Registrant has made the requested revisions to clarify that the death benefit advance is paid to the Policy owner.
                  Registrant has revised the statement describing the rider charge by deleting the language highlighted in the Staff's comment and describing the cost for the rider as the interest charged during the period the death benefit is advanced.
                  Registrant has identified the maximum rate in the fee tables
                  (per Comment 5(f)(ii)) and included a line item regarding the administrative fee for this rider in the Transaction Fee
                  Table. Registrant has included a cross-reference to the fee tables (per Comment 13). Revision has also been made to indicate these Death Benefit Advance and Accelerated Benefits
                  Rider are mutually exclusive. Registrant has included parallel language indicating that benefit payments may be taxable.

COMMENT 17. Extended Coverage Rider (p. 23): Please explain to the Staff the basis for restricting redemption after the Extended Coverage Rider has been exercised and the policy's value is no longer life contingent. Alternatively, disclose that partial withdrawal restrictions end once this rider is exercised.

RESPONSE:         Registrant has revised the disclosure of the extended coverage rider to clarify that exercise of this rider does not restrict redemption and that exercise of this rider does not restrict a Policy owner's right to take partial surrenders or loans.

COMMENT 18. Life Paid-Up Rider (p. 23): Please revise the description of this rider as follows. Tell what criteria determine eligibility for benefits under the rider. (e.g., How big does the loan have to be? Is there a particular ratio of loan amount to contract value that is required? Can it be triggered by a drop in contract value due to poor investment experience?). Describe the benefit more clearly. (e.g. What does it mean to stop deducting monthly policy charges "for the remaining death benefit?" Is the remaining death benefit reduced by the amount of unpaid charges?) Once in effect, how does the rider impact the other contract provisions? (e.g., Can the contract owner repay the loan once the rider is in effect?) Provide more detail about the rider charge and the factors that affect it. If the charge does not vary based on personal characteristics, the representative insured numbers do not belong in the fee table. Please revise the table or supplement the disclosure as appropriate.

RESPONSE:         The Life Paid-Up Rider disclosure has been revised to state criteria that determine eligibility for benefits under the rider, to describe the rider benefit more clearly, and describe the rider's impact on other Policy provisions. Per
                  Comments 5 and 13, Registrant has revised the fee table disclosure of the rider charge to clarify that the rider does not vary based on personal characteristics but does vary based on the life insurance test used for the Policy.

COMMENT 19. Surrender Charge Adjustment Rider (p. 24): Both on page 24 and in fee table, please state the amount of the rider charge independent of the standard sales charge applicable to all contracts.

RESPONSE:         Registrant has revised its fee table disclosure to state the amount of the rider charge independent of the standard sales charge applicable to all Policies. Per Registrant's response to Comment 13, Registrant has not revised the narrative disclosure regarding the surrender charge adjustment rider.

COMMENT 20. Right to Exchange (p. 24): Please include an explicit statement saying that exercising this right to exchange terminates the variable life insurance policy, and the contract owner receives a fixed life insurance policy instead. If applicable, describe any change in the death benefit as a result.

RESPONSE:         Registrant confirms the disclosure under the Right to Exchange section is accurate - the life insurance policy does not terminate but from the exchange date forward, policy value is held solely in the Fixed Account. Accordingly, the Policy can no longer be allocated to the divisions and is no longer affected by fluctuation in performance of the investment divisions. As the Policy does not terminate, there is no change in the death benefit.

COMMENT 21. Suicide (p. 24): Please explain to the Staff why Registrant is not required to pay the policy value invested in the variable account if it is greater than the amount described in the suicide payment formula on page 24. See
Section 2(a)(32) of the Investment Company Act of 1940 ("40 Act").

RESPONSE:         Registrant respectfully declines to revise this disclosure. In
                  Registrant's view, Section 2(a)(32) of the 40 Act only applies to a redemption of the Policy by the policy owner. Registrant respectfully submits that the suicide of the insured within two years of the policy date or a face amount increase does not constitute a redemption of the Policy by the policy owner and therefore, is not subject to Section 2(a)(32). As such, this paragraph sets forth Registrant's obligation to the beneficiaries if such circumstances occur.

COMMENT 22. Delay of Payments or Transfers (p. 25): The sentence immediately following the bullet points on page 25 does not summarize the situation clearly. Please restate it in terms of valuation of the transaction rather than payment of transaction proceeds. Redemptions are valued at the price next determined after receipt of the request; the bullet points state when this determination can be delayed.

RESPONSE:         Registrant has revised this disclosure to state that if a
                  payment or transfer is delayed and not cancelled by the Policy owner's written instruction, the transaction will occur on the first business day following the expiration of the permitted delay.

COMMENT 23. Premiums Affecting Guarantee Provisions (pp. 25-26): The descriptions of how to calculate the "No-Lapse Guarantee Premium Requirement" and the "Death Benefit Guarantee Premium Requirement" are difficult to understand. Please clarify (a) how to calculate the corresponding monthly premiums affecting each equation; and (b) the relationship between the guarantee monthly payments and the guarantee premium requirements.

RESPONSE:         Registrant has revised this disclosure as requested.
--------

COMMENT 24. Allocations of Premium (pp. 27-28): Please revise the first sentence of this section so the parenthetical also describes how premiums received on the effective date are allocated.

RESPONSE:         Registrant has revised the disclosure as requested.
--------

COMMENT 25. Benefit Instructions (p. 29): Please clarify the procedure by which the beneficiary's choice of payment option is determined. Specifically, indicate how long a beneficiary has to select an option before the default option becomes operative. Does the death benefit accrue interest during the interim period before the beneficiary communicates his or her instructions to the insurance company? Can a beneficiary request a customized payout option that is not life contingent? In addition, please add disclosure providing a general description of the consequences of selecting the single life option instead of the joint and survivor option and vice versa. The description should clarify whether the payment options available for each are variable, fixed or a combination of both.

RESPONSE:         Registrant has revised the disclosure as requested.
--------

COMMENT 26. Change in Death Benefit Option (pp. 30-31): If correct, please state more directly that changing to death benefit Option 2 increases the Company's risk because this option's value may continue to increase; therefore, changing to Option 2 may require proof of insurability and increase COI charges.

RESPONSE:         Registrant has revised this language as requested to state that changing to death benefit Option 2 increases the Company's risk because this option's value may continue to increase; therefore, changing to Option 2 may require proof of insurability and increased COI charges.

COMMENT 27. IRS Definition of life Insurance (pp. 31-33): The disclosure preceding the example on page 32 is troubling in that it states, "[p]olicy value assumptions may not be realistic." Please delete this language or provide an example that would not require this disclaimer.

RESPONSE:         Registrant has deleted this language as requested.
--------

COMMENT 28. Adjustment Option: Increase in Face Amount (p. 33): Please explain how the "adjustment conditional receipt premium" is determined. Also, in your response letter, please explain to the Staff the basis upon which you may hold the payment made with the adjustment application in your general account without interest for up to 60 days. The same comment applies with respect to premiums received with the reinstatement application mentioned on page 40.

RESPONSE:         Registrant has revised the disclosure to explain how the
                  adjustment premium conditional receipt is determined. The
                  60-day period reflects the anticipated maximum amount of time required to perform the necessary underwriting for a face amount increase adjustment and/or a reinstatement of the policy.

COMMENT 29. Preferred Partial Surrender - Death Benefit Option 3 (p. 35): Please rewrite the section pertaining to partial surrenders under Death Benefit Option 3 in plain English. See Rule 421. The same comment applies to the parallel "Scheduled Partial Surrender" section on page 36.

RESPONSE:         Registrant has revised the disclosure as requested.
--------

COMMENT 30. Scheduled Partial Surrender (pp. 35-36): Please add disclosure explaining the circumstances in which the situation described in the final bullet point on page 35 would occur. Also, on page 36, does the last bullet point describing the reduction in face amount under a scheduled partial surrender mean that a contract owner does not receive an increase in face amount when s/he lowers the amount of the scheduled partial surrender? If this is correct, please state this explicitly.

RESPONSE:         Registrant has revised the disclosure as requested.
--------

COMMENT 31. Policy Loans (p. 37): Please add the word "negative" between "be" and "tax" in the last sentence under this heading.

RESPONSE:         Registrant has revised the disclosure as requested.
--------

COMMENT 32. Scheduled Loans (pp. 37-38): Please clarify what a scheduled loan is, the prerequisites described in the third sentence sound as though a scheduled loan is the equivalent of a withdrawal of earnings following the withdrawal of all premiums. If this is correct, say so explicitly. If not, please revise this sentence in addition to adding the requested clarifying language.

RESPONSE:         We have added a sentence to the disclosure to explicitly
                  describe a scheduled loan.
--------

COMMENT 33. Minimum Required Premium (pp. 39-40): Please supplement the "cumulative premium shortfall" and "net surrender value shortfall" calculation disclosure (top of page 39) with a plain English explanation of what each value is and what it does. Also, if the calculation for each is the same in the "Reinstatement: Minimum Required Premium" section on pages 39 and 40, please say this, If not, please explain the difference.

RESPONSE:         The minimum required premium during a grace period and the minimum required reinstatement premium are calculated differently. If a policy is in grace, the cumulative premium shortfall and the net surrender value shortfall are calculated at the start of the grace period. Whereas, for reinstatement of a policy, the cumulative premium shortfall and the net surrender value shortfall are calculated at the end of the grace period. The formulas for these calculations are complete as described and currently indicate these differences.
                  However, in order to provide additional clarity, we have added the following disclosure following the formulas in the "Restatement: Minimum Required Premium" section:

                  The minimum required premium during a grace period and the minimum required premium to reinstate a policy are calculated differently. The minimum required premium for reinstatement is calculated so as to allow us to collect policy charges due and unpaid during the grace period and provide enough policy value to pay three monthly policy charges after reinstatement of the Policy. As a result, the minimum required premium for reinstatement will be higher than the minimum required premium for grace period.

COMMENT 34. Frequent Trading and Market Timing (p. 43): With respect to the Short-Term Trading policy, please clarify that an underlying fund may restrict exchanges to the extent that the contract owner tries to exchange into the fund and that you will honor those restrictions in the manner indicated.

RESPONSE:         Footnote 36 of the Commission's release adopting the final amendments to Rule 22c-2 (Rel. IC-27504 (Sept. 27, 2006)) states: "One commenter requested that the Commission provide further guidance to financial intermediaries that attempt to carry out instructions from a fund, under rule
                  22c2-(c)(5)(ii), to "restrict or prohibit further purchases or exchanges" by a particular investor whom the fund has identified as violating its frequent trading policies. See
                  Comment Letter of the Committee of Annuity Insurers (submitted by Sutherland Asbill & Brennan LLP)(Apr. 10, 2006). The commenter noted that an "exchange" (or transfer) request is actually two simultaneous orders: an order to redeem shares of one fund and an order to purchase, with the proceeds of the redemption, shares of another fund. This commenter questioned whether the rule was meant to include both the redemption and purchase order. As noted, the rule permits a fund to restrict or prohibit "exchanges". Registrant agrees with the commenter that an "exchange" request includes both a redemption order and purchase order, and if a fund instructs an intermediary to restrict an "exchange" (or a purchase), the intermediary may notify the investor that it will not effect the redemption portion of a request to exchange into the fund, as well as the purchase portion of the request.

                  As a result of this guidance, Registrant has revised the fifth paragraph to state the following:

                  We will support the underlying mutual funds' right to accept, reject or restrict, without prior written notice, any transfer requests.

COMMENT 35. Appendix D - Illustrations (p. 67): Please clarify that the Illustrations comply with the requirements of Item 26 of Form N-6. In particular, Item 26(h) requires that Portfolio Company fees and charges reflect the arithmetic average of the gross fees and expenses of all of the portfolios.

RESPONSE:         Registrant confirms that the Illustrations comply with the requirements of Item 25 of Form N-6. Registrant has revised the fourth paragraph on the introductory page of Appendix D -
                  Illustrations to clarify that fees and charges used in the illustrations reflect the arithmetic average of the gross fees and expenses of the portfolios.

COMMENT 36. Performance Data (SAI, p. 4): The fourth paragraph under this heading states that the contingent deferred sales charge is assessed for policies surrendered within the first ten years of issue or face amount increase. The prospectus states that the charge applies for 14 years. Please reconcile. Also, confirm that the performance data reflects the acquired fund fees and expenses as required.

RESPONSE:         Registrant has revised the disclosure in the SAI to conform with the prospectus disclosure. Registrant confirms that the performance data reflects the acquired fund fees and expenses as required

COMMENT 37. Item 26(d) (Part C): In your pre-effective amendment, please include the following riders as exhibits: Accelerated Benefits Rider, Death Benefit Advance Rider, and Extended Coverage Rider.

RESPONSE:         Registrant will file copies of the Accelerated Benefits Rider,
                  Death Benefit Advance Rider, and Extended Coverage
                  Rider as exhibits in its pre-effective amendment.

COMMENT 38. Item 26(m) and (q) (Part C): For the sample calculations provided, please follow the specific requirements described in Item 26(m) of Form N-6. In particular, please attend to the second and third sentences of the Item description. For Item 26(q), please disclose the insurance procedures for which Registrant and Depositor claim the stated redeemability exemption. See Item 26(q.).

RESPONSE:         Registrant confirms that the sample calculations comply with the requirements of Item 26(m) of Form N-6. In order to clarify that the requirements of Item 26(m) have been satisfied, Registrant has included additional bulleted disclosure to the calculations.

                  The Registrant understands its obligation and confirms that the insurance procedures for which it and the Depositor claim the redeemabilty exemption of Rule 6e-3(T)(b)(12)(iii) will be filed as exhibit 99.Q to a subsequent pre-effective amendment to the Registration Statement.


COMMENT 39. Item 28 (Part C): Please "indicate with appropriate symbols subsidiaries that file separate financial statements, subsidiaries included in consolidated financial statements or unconsolidated subsidiaries included in group financial statements. Indicate for other subsidiaries why financial statements are not filed." Item 28 of Form N-6.

RESPONSE:         Registrant has complied revised Item 28 of Part C of the
                  Pre-Effective Amendment to indicate with appropriate symbols subsidiaries that file separate financial statements, subsidiaries included in consolidated financial statements or unconsolidated subsidiaries included in group financial statements and to indicate for other subsidiaries why financial statements are not filed.

COMMENT 40. Item 29 Indemnification (Part C): Please include the undertaking relating to indemnification as required under Rule 484 of the Securities Act of 1933, or explain why its inclusion is not required. Specifically, the language to which we refer is as follows: "Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers or persons controlling the registration pursuant to the foregoing provisions, the registrant has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is therefore unenforceable." 17 C.F.K. 230.484 at ss.230.484(a)(3).

RESPONSE:         Registrant has revised the disclosure of Item 29 of Part C to include the undertakings relating to indemnification as required under Rule 484 of the Securities Act of 1933.

COMMENT 41. Miscellaneous: Any exhibits, financial statements and any other required disclosure not included in this registration statement must be filed in a pre-effective amendment to the registration statement. Also, please disclose to the Staff whether there are any types of guarantees or support agreements with third parties to support any of the company's guarantees under the policy or any of its related riders. If there are not, include a representation in your response letter indicating that there are no such agreements, and the company will be primarily responsible for paying out any guarantees associated with the policy.

RESPONSE:         The Registrant understands its obligation and confirms that any exhibits, financial statements and any other required disclosure not included in the Registration Statement or this Pre-Effective Amendment will be filed with a subsequent pre-effective amendment to the Registration Statement.

                  Other than reinsurance agreements, Registrant confirms that there are no types of guarantees or support agreements with third parties. Under any reinsurance agreement Registrant enters into, a reinsurer is not a guarantor of the variable life obligations of Principal Life Insurance Company. Registrant's reinsurance agreements create no direct obligations, guarantee or otherwise, running directly from the reinsurer to policy holders. Principal Life Insurance Company remains directly liable to policy owners. Depositor enters into reinsurance agreements in the normal course of business, none of which are specific to the Registrant or any securities issued by the Registrant.


COMMENT 42. Representations: We urge all persons who are responsible for the accuracy and adequacy of the disclosure in the filings reviewed by the staff to be certain that they have provided all information investors require for an informed decision. Since the insurance company and its management are in possession of all facts relating to the insurance company's disclosure, they are responsible for the accuracy and adequacy of the disclosures they have made.

Notwithstanding our comments and correspondence filed with the initial registration statement, in the event the insurance company requests acceleration of the effective date of pre-effective amendment to the initial filing, it should furnish a letter filed as EDGAR correspondence, at the time of such request, acknowledging that

     o should the Commission or the staff, acting pursuant to delegated authority, declare the filing effective it does not foreclose the Commission from taking any action with respect to the filing;

     o the action of the Commission or the staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve the registrant from its full responsibility for the adequacy and accuracy of the disclosure in the filing; and

     o the insurance company may not assert this action as defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

RESPONSE:         The Registrant understands its obligation and the appropriate representations will be made when the Registrant requests acceleration of the effectiveness of the registration.

ADDITIONAL CHANGES AND UPDATES BY THE REGISTRANT:
                  Registrant would like to direct the Staff's attention to additional updates and changes to Pre-Effective Amendment No. 1 to our registration statement on Form N-6 as follows:

     o Registrant has revised the "GLOSSARY" to include a definition of the term "Separate Account" and "we, us, our".

     o Registrant has revised the language under the heading "CORPORATE ORGANIZATION AND OPERATION - The Funds, Voting Rights," in order to clarify and simplify our disclosure regarding our voting procedures for shares of the underlying mutual funds.

     o Registrant has revised the language under the heading "SURRENDERS AND PARTIAL SURRENDERS - Examination Offer," in order to clarify our disclosure regarding exercise of the Policy owner's free look right.

If you have any questions or comments regarding this filing, please direct them to the undersigned. Thank you for your assistance in this filing.

Sincerely,

/s/ Amy R. Piepmeier

Amy R. Piepmeier
Attorney
Principal Financial Group 711 High Street, S-006-N11 Des Moines, Iowa 50392-0300
(515) 283-9998 (direct) (866) 496-6527 (fax) Piepmeier.amy@principal.com



The Principal Home Office: Des Moines, IA USA 50392-2080 (800) 451-5447 Securities offered through Princor Financial Services Corporation, member NASD, SIPC, Des Moines, IA 50392-2080 FAX (515) 248-4745 Principal Life and Princor are members of the Principal Financial Group.